Note 11 - Notes Payable in Default (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Apr. 27, 2016	Jan. 13, 2016
Proceeds from notes payable	$ 456,750	$ 387,000
Convertible notes payable, discount	87,908	122,084
Interest Payable, Current	23,700	$ 6,210
An investor
Debt Instrument, Face Amount			$ 27,000
Proceeds from notes payable	25,000
Convertible notes payable, discount			$ 2,000
Stated Interest Rate			1.00%
Class of Warrant, Outstanding			5,000	11,250
Interest Payable, Current	$ 182